Accrued Pension and Severance Costs	12 Months Ended
Mar. 31, 2012
Accrued Pension and Severance Costs

(17) Accrued Pension and Severance Costs

The Company and certain of its Japanese subsidiaries have unfunded retirement and severance plans (point-based benefits system). Under a point-based benefits system, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance.

The Company and its Japanese subsidiaries also have a defined benefit corporate pension plan covering substantially all employees. Under the cash balance pension plan, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance with a certain interest rate calculated based on the upper and lower limit of a market interest rate.

Certain overseas subsidiaries also have defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee compensation levels and years of service.

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2010	2011	2012
	Japanese plans	Japanese plans	Japanese plans	Non-Japanese plans
Components of net periodic benefit cost:
Service cost	¥1,320	1,362	1,355	227
Interest cost	745	724	748	242
Expected return on plan assets	(280)	(486)	(405)	(237)
Amortization of unrecognized:
Net actuarial (gain) or loss	560	487	511	—
Prior service (benefit) cost	(176)	(176)	(172)	—
Other	—	—	(18)	—

Net periodic benefit cost	¥2,169	1,911	2,019	232

The following table sets forth the plans’ benefit obligation, fair value of plan assets, funded status at March 31, 2011 and 2012.

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Change in benefit obligation:
Balance at beginning of year	¥33,100	34,285	230
Service cost	1,362	1,355	227
Interest cost	724	748	242
Actuarial (gain) or loss	(417)	2,464	2,349
Plan amendment	—	123	—
Plan participants’ contributions	—	—	66
Benefits paid	(484)	(542)	(80)
Acquisition of Verigy	—	—	7,518
Translation adjustments	—	—	(338)

Balance at end of year	34,285	38,433	10,214

Change in plan assets:
Balance at beginning of year	19,427	20,282	—
Employer contributions	1,606	1,786	131
Plan participants’ contributions	—	—	66
Actual return or (loss) on plan assets	(331)	(1,594)	(278)
Benefits paid	(420)	(479)	(35)
Acquisition of Verigy	—	—	5,051
Translation adjustments	—	—	(299)

Balance at end of year	20,282	19,995	4,636

Funded status	¥(14,003)	(18,438)	(5,578)

Amounts recognized in the consolidated balance sheets at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Accrued expenses	¥(164)	(183)	(389)
Accrued pension and severance costs	(13,839)	(18,255)	(5,189)

	(14,003)	(18,438)	(5,578)

Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss) at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Actuarial loss	¥(5,185)	(9,405)	(1,979)
Prior service benefit	880	751	—

	(4,305)	(8,654)	(1,979)

Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss) for the year ended March 31, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Current year actuarial gain (loss)	¥(401)	(4,463)	(1,979)
Amortization of actuarial gain	369	243	—
Current year prior service benefit	—	(123)	—
Amortization of prior service benefit and other	(89)	(6)	—

	(121)	(4,349)	(1,979)

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

	Yen (Millions)
	Japanese plans	Non-Japanese plans
Actuarial loss	¥791	¥241
Prior service benefit	(168)	—

	623	241

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2012 were summarized as follows:

	Yen (Millions)
	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Projected benefit obligation	¥34,285	38,433	10,214
Accumulated benefit obligation	33,454	37,531	8,638
Fair value of plan assets	20,282	19,995	4,636

Other information about the retirement and severance plans of Advantest was as follows:

Measurement date:

The measurement date for the pension plans is March 31.

Assumptions:

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2011	2012
	Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.2%	1.8%	3.7%
Rate of compensation increase	3.0%	3.0%	2.8%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2010	2011	2012
	Japanese plans	Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.3%	2.2%	2.2%	4.8%
Expected return on plan assets	1.5%	2.5%	2.0%	6.6%
Rate of compensation increase	3.0%	3.0%	3.0%	2.8%

Advantest determines the expected return based on the asset portfolio, historical returns and estimated future returns.

Plan assets:

Advantest’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants by attaining necessary long-term total returns on plan assets. Taking into consideration the expected returns, associated risks and correlations of returns between asset categories in plan assets, Advantest determines an optimal combination of equity, debt securities and other investments as Policy Asset Allocation (“PAA”). Plan assets are invested in accordance with PAA with mid-term to long-term viewpoint, which is revised periodically to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Japanese benefit plans’ weighted-average asset allocation at March 31, 2011 and 2012 by asset category were as follows:

	2011	2012	Target
Equity securities	45.3%	39.1%	45.0%
Debt securities	24.9	26.9	30.0
Cash	9.5	5.6	2.0
Life insurance company general accounts	11.7	16.3	10.0
Other	8.6	12.1	13.0

	100.0%	100.0%	100.0%

Non-Japanese benefit plans’ weighted-average asset allocation at March 31, 2012 by asset category were as follows:

	2012	Target
Equity securities	38.4%	34.8%
Debt securities	12.3	14.0
Cash	42.4	47.3
Other	6.9	3.9

	100.0%	100.0%

The three levels of inputs that may be used to measure fair value of plan assets are as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets.

Level 2:	Observable inputs other than quoted prices included within Level 1 for the assets, either directly or indirectly.

Level 3:	Unobservable inputs for the assets.

Japanese benefit plans’ asset allocation at March 31, 2011 and 2012 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,929	1,929	—	—
Equity securities:
Japanese companies	1,436	1,436	—	—
Pooled funds (a)	7,756	—	7,756	—
Debt securities:
Pooled funds (b)	5,044	—	5,044	—
Hedge funds (c)	1,736	—	303	1,433
Life insurance company general accounts	2,381	—	2,381	—

Total	20,282	3,365	15,484	1,433

(a)	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies. This category included both long and short positions aggregating ¥2,249 million, invested in Japanese listed companies’ equity.
(b)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese municipal bonds, and 5% Japanese corporate bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,110	1,110	—	—
Equity securities:
Japanese companies	1,509	1,509	—	—
Pooled funds (d)	6,319	—	6,319	—
Debt securities:
Pooled funds (e)	5,375	—	5,375	—
Hedge funds (f)	2,415	—	1,278	1,137
Life insurance company general accounts	3,267	—	3,267	—

Total	19,995	2,619	16,239	1,137

(d)	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies’ equity.
(e)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

Level 1 assets are comprised principally of listed equity securities, which are valued based on quoted market prices at the reporting date for those investments.

Level 2 assets are comprised principally of pooled funds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsors of the funds. Investments in life insurance company general accounts are valued at conversion value. Level 2 also includes certain hedge funds that are redeemable in the near term at their net asset values.

Level 3 assets are comprised of hedge funds, which are valued at their net asset values that are calculated by the sponsors of the funds.

Changes in the Level 3 plan assets for the year ended March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011
	Hedge funds	Total
Balance at beginning of year	¥2,132	2,132
Net realized / unrealized gain (loss)	97	97
Purchases, issuances and settlements	(796)	(796)
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,433	1,433

	Yen (Millions)
	2012
	Hedge funds	Total
Balance at beginning of year	¥1,433	1,433
Net realized / unrealized gain (loss)	(1,572)	(1,572)
Purchases, issuances and settlements	1,276	1,276
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,137	1,137

Non-Japanese benefit plan asset allocation at March 31, 2012 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (a)	1,967	1,967	—	—
Equity securities:
Pooled funds (b)	1,779	—	1,779	—
Debt securities:
Pooled funds (c)	571	—	571	—
Commodities	319	—	319	—

Total	4,636	1,967	2,669	—

(a)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(b)	These funds invested in listed equity securities consisting of Foreign equities.
(c)	These funds invested in International bonds.

Cash flows:

Advantest expects to contribute ¥1,812 million and ¥13 million to its Japan defined benefit plans and Non-Japan benefit plans during the year ending March 31, 2013.

Estimated future benefit payments:

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
	Japanese plans	Non-Japanese plans
2013	¥803	59
2014	915	66
2015	934	85
2016	1,019	100
2017	1,136	119
2018 through 2022	8,281	1,251